Significant Accounting Policies (Details 2) (Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Multiple-Deliverable Arrangements
Aggregate deferred revenue	$ 7,281	$ 7,363
Unbilled services accounts receivable included in notes and accounts receivable trade	$ 1,998	$ 2,166
Unbilled services accounts receivable, length of time expected to be billed	4 months
Minimum
Multiple-Deliverable Arrangements
Services contract terms range	1 year
Maximum
Multiple-Deliverable Arrangements
Services contract terms range	10 years